Breakdown of total exposure and allowance for credit losses by stages to Russia (Tables)	6 Months Ended
Jun. 30, 2022
Exposure to Russia [Abstract]
Breakdown of total exposure and allowance for credit losses by stages [text block table]
Breakdown of total exposure and allowance for credit losses by stages
	Jun 30, 2022			Dec 31, 2021
in € m.	Total Exposure	Allowance for Credit Losses[1]	Total collateral and guarantees	Total Exposure	Allowance for Credit Losses[1]	Total collateral and guarantees
Stage 1	732	0	237	3,198	1	648
Stage 2	1,560	25	614	332	2	263
Stage 3	291	59	125	3	0	2
Total	2,583	84	977	3,534	3	913

[1]Allowance for credit losses do not include allowance for country risk amounting to € 9 million as of June 30, 2022 and € 0 million as of December 31, 2021